Cost of Sales - Schedule of Cost of Sales (Details) (20-F) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
COST OF SALES
Inventories used			$ 55,995		$ 93,869	$ 172,070
Direct labour costs			103,601		88,690	152,767
Depreciation expense	$ 12,156		55,480	$ 12,199	65,853	71,139
Inventories written off			61,191		51,676	96,441
Total cost of sales	$ 194,501	$ 79,674	$ 276,267		$ 300,088	$ 492,417